UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

[GRAPHIC OMITTED]
[USAA EAGLE LOGO (R)]


                               USAA GNMA Trust(R)

                      3RD QUARTER Portfolio of Investments

                                February 29, 2008





                                                                      (Form N-Q)



48473-0408                                   (C)2008, USAA. All rights reserved.

  P O R T F O L I O                                                           1
========================-------------------------------------------------------
                        of INVESTMENTS (in thousands)


USAA GNMA TRUST
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                            COUPON                            MARKET
 AMOUNT     SECURITY                                  RATE         MATURITY              VALUE
 ---------------------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY ISSUES (95.0%)(A)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (91.6%)

$   4,128   Government National Mortgage Assn. I      5.50%        12/15/2018         $  4,239
   23,646   Government National Mortgage Assn. I      5.50         10/15/2033           24,229
   10,412   Government National Mortgage Assn. I      5.50         12/15/2033           10,669
    5,475   Government National Mortgage Assn. I      5.50          7/15/2034            5,607
   22,395   Government National Mortgage Assn. I      5.50         10/15/2035           22,928
    4,444   Government National Mortgage Assn. I      6.00         12/15/2016            4,608
    2,579   Government National Mortgage Assn. I      6.00          4/15/2028            2,682
      918   Government National Mortgage Assn. I      6.00         11/15/2028              955
    2,229   Government National Mortgage Assn. I      6.00          2/15/2029            2,318
    1,495   Government National Mortgage Assn. I      6.00          7/15/2029            1,554
    2,302   Government National Mortgage Assn. I      6.00          5/15/2032            2,390
    6,864   Government National Mortgage Assn. I      6.00          1/15/2033            7,124
    1,909   Government National Mortgage Assn. I      6.00          2/15/2033            1,982
    2,567   Government National Mortgage Assn. I      6.00          7/15/2033            2,665
    1,615   Government National Mortgage Assn. I      6.00          9/15/2033            1,676
    9,033   Government National Mortgage Assn. I      6.00          3/15/2037            9,355
   18,830   Government National Mortgage Assn. I      6.00          9/15/2037           19,502
      623   Government National Mortgage Assn. I      6.50          5/15/2028              656
      640   Government National Mortgage Assn. I      6.50          5/15/2028              674
      586   Government National Mortgage Assn. I      6.50          7/15/2028              617
      444   Government National Mortgage Assn. I      6.50          9/15/2028              468
    1,354   Government National Mortgage Assn. I      6.50         11/15/2028            1,425
       77   Government National Mortgage Assn. I      6.50          1/15/2029               81
       77   Government National Mortgage Assn. I      6.50          1/15/2029               81
    2,046   Government National Mortgage Assn. I      6.50          3/15/2031            2,147
    1,727   Government National Mortgage Assn. I      6.50         10/15/2031            1,812
    1,212   Government National Mortgage Assn. I      6.50          1/15/2032            1,271
      447   Government National Mortgage Assn. I      6.50          3/15/2032              469
    1,493   Government National Mortgage Assn. I      6.50          8/15/2032            1,566
    7,502   Government National Mortgage Assn. I      6.50          9/15/2032            7,872
       78   Government National Mortgage Assn. I      6.75          5/15/2028               83
      155   Government National Mortgage Assn. I      6.75          5/15/2028              165
       81   Government National Mortgage Assn. I      7.00          4/15/2027               87
    1,012   Government National Mortgage Assn. I      7.00          5/15/2027            1,089
       64   Government National Mortgage Assn. I      7.00          6/15/2028               69
      106   Government National Mortgage Assn. I      7.00          7/15/2028              114
      266   Government National Mortgage Assn. I      7.00          8/15/2028              286
      179   Government National Mortgage Assn. I      7.00          8/15/2028              192
      250   Government National Mortgage Assn. I      7.00          9/15/2028              269
    1,651   Government National Mortgage Assn. I      7.00          5/15/2029            1,773
    1,364   Government National Mortgage Assn. I      7.00          6/15/2029            1,465
      852   Government National Mortgage Assn. I      7.00          8/15/2031              915
      422   Government National Mortgage Assn. I      7.00          9/15/2031              454
      598   Government National Mortgage Assn. I      7.00         10/15/2031              642
      216   Government National Mortgage Assn. I      7.00          6/15/2032              231
      776   Government National Mortgage Assn. I      7.00          7/15/2032              833
      405   Government National Mortgage Assn. I      7.50          2/15/2028              438
       81   Government National Mortgage Assn. I      7.50          3/15/2029               88
      163   Government National Mortgage Assn. I      7.50          4/15/2029              176
      186   Government National Mortgage Assn. I      7.50          7/15/2029              201

2
  P O R T F O L I O
========================-------------------------------------------------------
                        of INVESTMENTS (in thousands)
                        (continued)

USAA GNMA TRUST
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                            COUPON                            MARKET
 AMOUNT     SECURITY                                  RATE         MATURITY              VALUE
 ---------------------------------------------------------------------------------------------
$     615   Government National Mortgage Assn. I      7.50%        10/15/2029         $    664
      222   Government National Mortgage Assn. I      7.50         10/15/2029              240
       45   Government National Mortgage Assn. I      7.50          8/15/2030               49
       99   Government National Mortgage Assn. I      7.50         12/15/2030              107
       76   Government National Mortgage Assn. I      7.50          1/15/2031               82
       72   Government National Mortgage Assn. I      7.50          1/15/2031               77
      129   Government National Mortgage Assn. I      7.50         11/15/2031              139
       17   Government National Mortgage Assn. I      8.00          1/15/2022               19
      246   Government National Mortgage Assn. I      8.00          6/15/2023              270
      344   Government National Mortgage Assn. I      8.00          5/15/2027              378
      297   Government National Mortgage Assn. I      8.00          7/15/2030              326
       90   Government National Mortgage Assn. I      8.00          9/15/2030               99
       66   Government National Mortgage Assn. I      8.50          6/15/2021               72
       22   Government National Mortgage Assn. I      8.50          7/15/2022               25
      132   Government National Mortgage Assn. I      9.00          7/15/2021              145
   10,846   Government National Mortgage Assn. II     5.00          5/20/2033           10,825
   11,939   Government National Mortgage Assn. II     5.00          7/20/2033           11,917
    8,068   Government National Mortgage Assn. II     5.00          6/20/2034            8,051
   24,492   Government National Mortgage Assn. II     5.00          9/20/2035           24,422
   12,566   Government National Mortgage Assn. II     5.00          2/20/2037           12,537
    2,763   Government National Mortgage Assn. II     5.50          4/20/2033            2,819
    9,388   Government National Mortgage Assn. II     5.50          3/20/2034            9,575
   36,616   Government National Mortgage Assn. II     5.50          2/20/2035           37,338
   32,472   Government National Mortgage Assn. II     5.50          4/20/2035           33,113
   18,607   Government National Mortgage Assn. II     5.50          7/20/2035           18,975
   16,022   Government National Mortgage Assn. II     5.50          1/20/2037           16,336
    1,515   Government National Mortgage Assn. II     6.00          3/20/2031            1,571
    3,552   Government National Mortgage Assn. II     6.00          8/20/2032            3,684
    2,850   Government National Mortgage Assn. II     6.00          9/20/2032            2,956
    2,995   Government National Mortgage Assn. II     6.00         10/20/2033            3,113
    2,516   Government National Mortgage Assn. II     6.00         12/20/2033            2,606
    8,910   Government National Mortgage Assn. II     6.00          2/20/2034            9,235
    8,599   Government National Mortgage Assn. II     6.00          3/20/2034            8,912
    7,476   Government National Mortgage Assn. II     6.00          9/20/2034            7,750
   17,620   Government National Mortgage Assn. II     6.00         10/20/2034           18,263
    5,045   Government National Mortgage Assn. II     6.00         11/20/2034            5,222
   12,455   Government National Mortgage Assn. II     6.00          5/20/2036           12,882
      529   Government National Mortgage Assn. II     6.50          5/20/2031              556
      447   Government National Mortgage Assn. II     6.50          7/20/2031              470
    1,315   Government National Mortgage Assn. II     6.50          8/20/2031            1,384
    1,885   Government National Mortgage Assn. II     6.50          4/20/2032            1,984
    1,814   Government National Mortgage Assn. II     6.50          6/20/2032            1,909
    7,035   Government National Mortgage Assn. II     6.50          8/20/2034            7,390
    1,678   Government National Mortgage Assn. II     7.00          9/20/2030            1,800
      220   Government National Mortgage Assn. II     7.50          4/20/2031              236
       64   Government National Mortgage Assn. II     8.00         12/20/2022               70
    1,386   Government National Mortgage Assn. II     8.00          8/20/2030            1,518
   12,973   Fannie Mae (+)                            5.00         12/01/2035           12,809
      972   Fannie Mae (+)                            6.00          2/01/2017            1,008
      953   Fannie Mae (+)                            6.50         10/01/2016            1,001
    3,569   Fannie Mae (+)                            6.50         12/01/2016            3,749
    3,774   Freddie Mac (+)                           5.00          1/01/2021            3,827
    9,069   Freddie Mac (+)                           5.50         12/01/2035            9,132
                                                                                  ------------
                                                                                       466,829
                                                                                  ------------

                                                                               3
  P O R T F O L I O
========================-------------------------------------------------------
                        of INVESTMENTS (in thousands)
                        (continued)

USAA GNMA TRUST
FEBRUARY 29, 2008 (UNAUDITED)

 PRINCIPAL                                            COUPON                            MARKET
 AMOUNT     SECURITY                                  RATE         MATURITY              VALUE
 ---------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%)
$ 15,000    Government National Mortgage Assn. I      5.50%         3/16/2032         $ 15,500
   1,557    Government National Mortgage Assn. I      5.87 (b)     10/16/2023            1,584
     289    Government National Mortgage Assn. I      6.20 (b)      6/16/2021              290
                                                                                      --------
                                                                                        17,374
                                                                                      --------
            Total U.S. Government Agency Issues (cost: $475,368)                       484,203
                                                                                      --------

            REPURCHASE AGREEMENTS (4.7%)
  24,147    Deutsche Bank Securities, 3.10%, acquired on 2/29/2008 and due
               3/03/2008 at $24,147 (collateralized by $8,579 of Freddie Mac
               (a),(+), 2.75% - 5.04%, due 3/15/2008 - 12/26/2014; $15,510 of
               Federal Home Loan Bank (a),(+), 5.05%, due 1/11/2013; $213 of
               Fannie Mae (a),(+), 6.00%, due 12/12/2023; combined market value
               $24,630) (cost:  $24,147)                                                24,147
                                                                                     ---------

            TOTAL INVESTMENTS (COST: $499,515)                                       $ 508,350
                                                                                     =========

  N O T E S
===================-------------------------------------------------------------
                     to Portfolio of INVESTMENTS

USAA GNMA TRUST
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature

  N O T E S
===================-------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA GNMA TRUST
FEBRUARY 29, 2008 (UNAUDITED)


and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of February 29, 2008, the Fund had no delayed-delivery or when-issued commitments.

D. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $8,870,000 and $35,000 respectively, resulting in net unrealized appreciation of $8,835,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $509,748,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

6

  N O T E S
===================-------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA GNMA TRUST
FEBRUARY 29, 2008 (UNAUDITED)



SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 29, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.